Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Location and fair value amount of derivative instruments reported on the balance sheet
The following table summarizes information on the classification and amount of the fair value of derivatives not designated as hedging instruments on the Consolidated Balance Sheets at December 31, 2014 and December 31, 2013:

	As at December 31, 2014			As at December 31, 2013
Derivatives not designated as hedging instruments:	Net Notional Exposure	Asset Derivative at Fair Value (a)	Liability Derivative at Fair Value (a)	Net Notional Exposure	Asset Derivative at Fair Value (a)	Liability Derivative at Fair Value (a)
Foreign currency forward contracts	$26,755	$1,685	$—	$—	$—	$—

(a)
Asset and liability derivatives are classified within other assets and accounts payable and accrued expenses respectively on the Consolidated Balance Sheets. The total impact on earnings during the year ended December 31, 2014, recognized in income within other insurance related income and other income, relating to the foreign currency forward contract that was not designated as a hedging instrument was $1,685.

The following table summarizes information on the classification and amount of the fair value of derivatives designated as hedging instruments on the Consolidated Balance Sheets at December 31, 2014 and December 31, 2013:

	As at December 31, 2014			As at December 31, 2013
Derivatives designated as hedging instruments:	Net Notional Exposure	Asset Derivative at Fair Value (a)	Liability Derivative at Fair Value (a)	Net Notional Exposure	Asset Derivative at Fair Value (a)	Liability Derivative at Fair Value (a)
Foreign currency forward contracts	$189,026	$401	$3,136	$163,576	$1,167	$2,313
Interest rate swap contracts	$552,263	$25	$1,169	$552,263	$—	$911

(a)	Asset and liability derivatives are classified within other assets and accounts payable and accrued expenses respectively on the Consolidated Balance Sheets.

Location and amount of gains and losses related to derivative instruments reported on in the income statement
The following table provides the total impact on earnings, recognized in income within foreign exchange (losses) gains, relating to the derivative instruments formally designated as fair value hedges along with the impact of the related hedged items for the years ended December 31, 2014, 2013 and 2012:

	Year Ended
Foreign currency forward contracts	December 31, 2014	December 31, 2013	December 31, 2012
Amount of (loss) gain recognized in income on derivative	$(11,789)	$1,947	$1,017
Amount of gain (loss) on hedged item recognized in income attributable to risk being hedged	$11,789	$(1,947)	$(912)
Amount of gain recognized in income on derivative (ineffective portion)	$—	$—	$105

Location and amount of gains and losses related to derivative instruments reported on in the comprehensive income and earnings
The following table provides the total impact on other comprehensive income (loss) and earnings relating to the derivative instruments formally designated as cash flow hedges along with the impact of the related hedged items for the years ended December 31, 2014, 2013 and 2012:

	Year Ended
Interest rate swap contracts	December 31, 2014	December 31, 2013	December 31, 2012
Amount of effective portion recognized in other comprehensive income	$13,302	$11,107	$1,588
Amount of effective portion subsequently reclassified to earnings	$(13,074)	$(11,107)	$(1,588)
Amount of ineffective portion excluded from effectiveness testing	$228	$—	$—